Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Estimated life	10 years
Impairment charge recognized
Sales reserve returns
Unearned franchise fee amount	194,968		$ 194,753
Advertising costs	14,947	3,010
Research and development expenses	$ 138,618	$ 26,087
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%
Commitments or contingencies
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief operating decision maker
Number of business segments	2
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%